FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2019 and 2020:

	December 31,
	2019			2020
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$213,494	$—	$213,494	$260,940	$—	$260,940
U.S. agencies debentures	—	25,058	25,058	—	—	—
Commercial paper	—	—	—	—	13,555	13,555

Marketable securities:
Corporate debentures and commercial paper	—	105,582	105,582	—	357,664	357,664
Government debentures	—	81,238	81,238	—	41,382	41,382

Total assets measured at fair value	$213,494	$211,878	$425,372	$260,940	$412,601	$673,541